Risk management - Sensitivity analysis (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Netherlands [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reportable ECL	€ 382	€ 468
Netherlands [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 341	€ 383
Probability weighting	20.00%	20.00%
Netherlands [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	3.30%	5.30%
2022	4.50%	3.30%
2023	3.20%	2.80%
Netherlands [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.00%	5.10%
2022	4.00%	3.90%
2023	3.20%	3.00%
Netherlands [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	11.00%	8.10%
2022	16.30%	6.30%
2023	4.60%	4.70%
Netherlands [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 374	€ 441
Probability weighting	60.00%	60.00%
Netherlands [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	2.60%	2.80%
2022	3.20%	2.90%
2023	1.90%	1.90%
Netherlands [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.80%	5.80%
2022	4.80%	5.20%
2023	4.70%	4.70%
Netherlands [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	7.90%	(1.90%)
2022	2.60%	(1.60%)
2023	2.50%	4.50%
Netherlands [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 448	€ 636
Probability weighting	20.00%	20.00%
Netherlands [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	0.10%	(4.90%)
2022	0.60%	4.80%
2023	1.00%	1.40%
Netherlands [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	6.10%	7.70%
2022	7.10%	7.80%
2023	7.70%	7.90%
Netherlands [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.60%	(12.30%)
2022	(12.60%)	(11.00%)
2023	(0.40%)	4.30%
Germany [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reportable ECL	€ 511	€ 559
Germany [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 486	€ 494
Probability weighting	20.00%	20.00%
Germany [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.90%	6.90%
2022	4.80%	3.30%
2023	2.60%	2.40%
Germany [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	6.40%	7.30%
2022	6.00%	6.20%
2023	5.50%	5.80%
Germany [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	2.70%	(0.20%)
2022	2.60%	4.20%
2023	3.50%	4.80%
Germany [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 507	€ 540
Probability weighting	60.00%	60.00%
Germany [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.20%	4.50%
2022	3.50%	3.30%
2023	2.20%	2.30%
Germany [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	7.00%	7.50%
2022	6.40%	6.30%
2023	6.20%	6.30%
Germany [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	1.90%	(1.70%)
2022	1.60%	3.50%
2023	2.60%	3.80%
Germany [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 550	€ 681
Probability weighting	20.00%	20.00%
Germany [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	2.60%	(0.40%)
2022	1.40%	4.00%
2023	1.70%	2.20%
Germany [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	8.20%	9.40%
2022	8.50%	9.10%
2023	8.50%	8.80%
Germany [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	1.10%	(3.60%)
2022	(0.10%)	2.50%
2023	1.70%	2.90%
Belgium [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reportable ECL	€ 543	€ 558
Belgium [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 517	€ 504
Probability weighting	20.00%	20.00%
Belgium [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.50%	7.60%
2022	5.90%	3.30%
2023	1.90%	1.50%
Belgium [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	3.30%	3.00%
2022	2.70%	2.20%
2023	2.00%	1.80%
Belgium [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	10.60%	3.50%
2022	6.80%	8.30%
2023	4.00%	6.60%
Belgium [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 540	€ 541
Probability weighting	60.00%	60.00%
Belgium [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	3.30%	3.90%
2022	4.10%	3.40%
2023	1.50%	1.60%
Belgium [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.20%	4.10%
2022	3.80%	3.50%
2023	3.60%	3.50%
Belgium [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	9.40%	0.40%
2022	3.10%	4.80%
2023	0.70%	3.10%
Belgium [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 580	€ 662
Probability weighting	20.00%	20.00%
Belgium [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	1.30%	(2.40%)
2022	1.00%	3.50%
2023	0.20%	1.30%
Belgium [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	5.30%	5.60%
2022	5.40%	5.30%
2023	5.50%	5.60%
Belgium [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	7.90%	(3.50%)
2022	(1.50%)	0.80%
2023	(2.90%)	(0.90%)
USA [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Reportable ECL	€ 115	€ 189
USA [member] | Upside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 86	€ 93
Probability weighting	20.00%	20.00%
USA [member] | Upside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	8.20%	5.60%
2022	5.30%	4.10%
2023	3.00%	3.80%
USA [member] | Upside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.30%	5.00%
2022	2.80%	3.00%
2023	2.00%	1.90%
USA [member] | Upside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	11.60%	6.20%
2022	8.70%	9.40%
2023	9.90%	9.30%
USA [member] | Baseline Scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 107	€ 134
Probability weighting	60.00%	60.00%
USA [member] | Baseline Scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	6.60%	4.00%
2022	4.30%	3.20%
2023	2.30%	2.50%
USA [member] | Baseline Scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.70%	6.00%
2022	3.80%	4.70%
2023	3.60%	4.10%
USA [member] | Baseline Scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	11.10%	4.30%
2022	4.90%	4.10%
2023	4.10%	4.00%
USA [member] | Downside scenario [Member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
Un-weighted ECL	€ 167	€ 448
Probability weighting	20.00%	20.00%
USA [member] | Downside scenario [Member] | Real GDP [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	4.40%	(6.30%)
2022	1.20%	6.80%
2023	0.70%	1.90%
USA [member] | Downside scenario [Member] | Unemployment [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	6.70%	8.50%
2022	6.70%	7.90%
2023	7.50%	7.60%
USA [member] | Downside scenario [Member] | HPI [member]
Disclosure of nature and extent of risks arising from financial instruments [line items]
2021	10.20%	1.20%
2022	(0.10%)	(1.90%)
2023	(2.30%)	(2.30%)